Segment Reporting - Revenues and Percentage of Consolidated Revenues (Parenthetical) (Detail) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Percentage of revenue	11.00%
BG Group [Member] | Maximum [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue		10.00%	10.00%
Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue		12.00%	14.00%
Statoil ASA [Member] | Maximum [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue	10.00%
BP PLC [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue			10.00%
BP PLC [Member] | Maximum [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue	10.00%	10.00%